Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Jul. 01, 2017
Supplement [Text Block]	jpmt_SupplementTextBlock

J.P. MORGAN INCOME FUNDS

JPMorgan Emerging Markets Debt Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated March 16, 2018

to the Summary Prospectuses, Prospectuses and

Statement of Additional Information dated July 1, 2017, as supplemented

Effective March 26, 2018, the JPMorgan Emerging Markets Debt Fund (the “Fund”) will operate as a diversified investment company and all references to the Fund being a “non-diversified” fund in the Fund’s Summary Prospectuses and Prospectuses are deleted, including:

•	The last sentence under the “Risk/Return Summary — What are the Fund’s main investment strategies?” section of each Summary Prospectus and Prospectus; and

•
“Non-Diversified Fund Risk” under: (i) the “Risk/Return Summary — The Fund’s Main Investment Risks” section of each Summary Prospectus and Prospectus; and (ii) the “More About the Funds — Main Risks — Emerging Markets Debt Fund” section of each Prospectus.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENT

OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

JPMorgan Emerging Markets Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

J.P. MORGAN INCOME FUNDS

JPMorgan Emerging Markets Debt Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated March 16, 2018

to the Summary Prospectuses, Prospectuses and

Statement of Additional Information dated July 1, 2017, as supplemented

Effective March 26, 2018, the JPMorgan Emerging Markets Debt Fund (the “Fund”) will operate as a diversified investment company and all references to the Fund being a “non-diversified” fund in the Fund’s Summary Prospectuses and Prospectuses are deleted, including:

•	The last sentence under the “Risk/Return Summary — What are the Fund’s main investment strategies?” section of each Summary Prospectus and Prospectus; and

•
“Non-Diversified Fund Risk” under: (i) the “Risk/Return Summary — The Fund’s Main Investment Risks” section of each Summary Prospectus and Prospectus; and (ii) the “More About the Funds — Main Risks — Emerging Markets Debt Fund” section of each Prospectus.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENT

OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE